Vanguard GNMA Fund Investment Risks - Retail Prospectus [Member] - Vanguard GNMA Fund	Jan. 31, 2025
Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Prepayment risk, which is the chance that during periods of falling interest rates, homeowners will refinance their mortgages before their maturity dates, resulting in prepayment of mortgage-backed securities held by the Fund. The Fund would then lose any price appreciation above the mortgage’s principal and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Such prepayments and subsequent reinvestments would also increase the Fund’s portfolio turnover rate. Prepayment risk is high for the Fund.
Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Extension risk, which is the chance that during periods of rising interest rates, homeowners will repay their mortgages at slower rates. This will lengthen the duration or average life of mortgage-backed securities held by the Fund and delay the Fund’s ability to reinvest proceeds at higher interest rates. Extension risk is high for the Fund.
Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Income risk, which is the chance that the Fund’s income will decline because of falling interest rates. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund’s monthly income to fluctuate accordingly.
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. In addition, when interest rates decline, GNMA prices typically do not rise as much as the prices of comparable bonds. This is because the market tends to discount GNMA prices for prepayment risk when interest rates decline. Interest rate risk should be moderate for the Fund.
Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Derivatives risk. The Fund may invest in derivatives, which may involve risks different from, and possibly greater than, those of investments directly in the underlying securities or assets.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund could lose money over short or long periods of time.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.